Trade and other receivables (Details Narrative) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Dinoselva Iquitos S.A.C. [Member]
Disclosure of subsidiaries [line items]
Value-added tax receivables	S/ 9,241	S/ 9,970
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Value-added tax receivables	S/ 5,654